INTEREST BEARING DEPOSITS WITH BANKS	12 Months Ended
Dec. 31, 2011
Interest Bearing Deposits In Banks [Abstract]
INTEREST BEARING DEPOSITS WITH BANKS
NOTE 8: INTEREST BEARING DEPOSITS WITH BANKS
Interest bearing deposits with banks at December 31, comprised:

	2010	2011
	(EUR in thousands)
Placements in EUR	5,894,673	2,886,597
Placements in other currencies	504,094	881,027
Total	6,398,767	3,767,624
Maturity analysis:
Up to 3 months	6,179,752	3,567,531
From 3 months to 1 year	44,742	26,045
Over 1 year	174,273	174,048
Total	6,398,767	3,767,624